Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: kristen.winsko@LFG.com

VIA EDGAR

March 2, 2017

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	177
	Series:	LVIP Delaware Foundation Aggressive Allocation Fund LVIP Delaware Foundation Conservative Allocation Fund LVIP Delaware Foundation Moderate Allocation Fund

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 177 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, for the Series noted above.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel